Asset Quality (Impaired Loans) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unpaid Principal Balance - Impaired Financing Receivable [Abstract]
Unpaid principal balance - Impaired loans with an associated allowance	$ 1,979,000,000	$ 2,085,000,000
Unpaid principal balance - Impaired loans without an associated allowance	1,429,000,000	1,407,000,000
Unpaid principal balance - Total impaired loans	3,408,000,000	3,492,000,000
Recorded Investment - Impaired Financing Receivable [Abstract]
Recorded investment - Impaired loans with an associated allowance	1,662,000,000	1,774,000,000
Recorded investment - Impaired loans without an associated allowance	930,000,000	886,000,000
Recorded investment - Total impaired loans	2,592,000,000	2,660,000,000
Associated Allowance - Total impaired loans	331,000,000	395,000,000
Average Recorded Receivable - Impaired Financing Receivable [Abstract]
Average recorded investment - Impaired loans with an associated allowance	1,752,000,000	1,977,000,000
Average recorded investment - Impaired loans without an associated allowance	969,000,000	767,000,000
Average recorded investment - Total impaired loans	2,721,000,000	2,744,000,000
Total commercial lending [Member]
Unpaid Principal Balance - Impaired Financing Receivable [Abstract]
Unpaid principal balance - Impaired loans with an associated allowance	742,000,000	696,000,000
Unpaid principal balance - Impaired loans without an associated allowance	447,000,000	407,000,000
Recorded Investment - Impaired Financing Receivable [Abstract]
Recorded investment - Impaired loans with an associated allowance	477,000,000	467,000,000
Recorded investment - Impaired loans without an associated allowance	322,000,000	276,000,000
Associated Allowance - Total impaired loans	105,000,000	119,000,000
Average Recorded Receivable - Impaired Financing Receivable [Abstract]
Average recorded investment - Impaired loans with an associated allowance	497,000,000	503,000,000
Average recorded investment - Impaired loans without an associated allowance	365,000,000	255,000,000
Total consumer lending [Member]
Unpaid Principal Balance - Impaired Financing Receivable [Abstract]
Unpaid principal balance - Impaired loans with an associated allowance	1,237,000,000	1,389,000,000
Unpaid principal balance - Impaired loans without an associated allowance	982,000,000	1,000,000,000
Recorded Investment - Impaired Financing Receivable [Abstract]
Recorded investment - Impaired loans with an associated allowance	1,185,000,000	1,307,000,000
Recorded investment - Impaired loans without an associated allowance	608,000,000	610,000,000
Associated Allowance - Total impaired loans	226,000,000	276,000,000
Average Recorded Receivable - Impaired Financing Receivable [Abstract]
Average recorded investment - Impaired loans with an associated allowance	1,255,000,000	1,474,000,000
Average recorded investment - Impaired loans without an associated allowance	604,000,000	512,000,000
TDRs [Member]
Recorded Investment - Impaired Financing Receivable [Abstract]
Associated Allowance for TDRs	271,000,000	319,000,000	$ 386,000,000
TDRs [Member] | Total commercial lending [Member]
Recorded Investment - Impaired Financing Receivable [Abstract]
Associated Allowance for TDRs	45,000,000	43,000,000	62,000,000
TDRs [Member] | Total consumer lending [Member]
Recorded Investment - Impaired Financing Receivable [Abstract]
Associated Allowance for TDRs	$ 226,000,000	$ 276,000,000	$ 324,000,000